Note 7 - Notes Payable (Details) - Long-Term Debt (USD $)	Mar. 31, 2014		Dec. 31, 2013		Jan. 25, 2013	Dec. 31, 2012	Aug. 28, 2012	Jan. 23, 2012
Debt Instrument [Line Items]
Notes payable	$ 15,679,765		$ 15,281,951		$ 1,070,000	$ 13,370,752	$ 650,000	$ 179,000
	15,594,771		15,281,951
Less: current portion	(8,187,035)		(7,226,951)
Total long-term debt	7,407,736		8,055,000
Notes Payable for Insurance Premiums Due April, 2014 [Member]
Debt Instrument [Line Items]
Notes payable	86,467		309,035
Nine Percent Series B Senior Secured Redeemable Debentures Due September 30, 2013 to February 28, 2014 [Member]
Debt Instrument [Line Items]
9% Series B Senior Secured Redeemable Debentures due on various dates ranging from September 30, 2013 to February 28, 2014, continues in default	90,000		90,000
Note Payable Collateralized by Building with a Balloon Payment November 30, 2017 [Member]
Debt Instrument [Line Items]
Notes payable	1,324,581	[1]	1,347,051	[1]
Notes Payable Collateralized by Equipment Due December 9, 2014 to August 25, 2018 [Member]
Debt Instrument [Line Items]
Notes payable	4,235,570	[2]	4,674,817	[2]
Note Payable Collateralized by Real Estate Due December 28, 2032 [Member]
Debt Instrument [Line Items]
Notes payable	1,074,455		1,083,886
Ten Percent Convertible Promissory Note to a Related Party Due May 17, 2013 Due February 17, 2017 [Member]
Debt Instrument [Line Items]
Related party interest, fixed rate	1,650,000		1,787,500
Promissory Notes Assumed in Acquisition Secured by Accounts Receivable, Inventory and Equipment Due On Demand, Maturing January 25, 2013 and February 10, 2013 [Member]
Debt Instrument [Line Items]
Notes payable	1,016,853	[3]	979,863	[3]
Note Payable Collateralized by Real Estate Due September 1, 2026 [Member]
Debt Instrument [Line Items]
Notes payable	42,576		42,786
Note Payable Assumed in Acquisition Collateralized by Equipment Due January 20, 2013 to November 2, 2017 [Member]
Debt Instrument [Line Items]
Notes payable	244,312		257,176
Note Payable Assumed in Acquisition Collateralized by Equipment Due September 14, 2014 to January 11, 2017 [Member]
Debt Instrument [Line Items]
Notes payable	717,311	[4]	807,376	[4]
Note Payable Collateralized by Property and Equipment Due September 13, 2023 [Member]
Debt Instrument [Line Items]
Notes payable	1,052,641		1,076,468
Promissory Note to Related Party Due April 30, 2014 [Member]
Debt Instrument [Line Items]
Related party interest, fixed rate	1,500,000		1,382,341
Notes Payable for Mag Tank Financing Due November 14, 2014 to December 19, 2014 [Member]
Debt Instrument [Line Items]
Notes payable	1,463,372		1,443,652
Notes Payable for Mag Tank Financing Due February 28, 2015 and March 14, 2015 [Member]
Debt Instrument [Line Items]
Notes payable	$ 1,096,633

[1]	Note includes debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013 and as of the next measurement period, December 31, 2014.
[2]	Includes notes that contained debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013, the covenant's next measurement period is as of December 31, 2014, and we anticipate that we will be in compliance with the current provisions as of that date.
[3]	Note balances do not include proceeds from the sale of the Company's stock that was pledged as collateral against the notes. The bankholding the notes sold the stock and applied the proceeds to the notes, reducing the balance by $654 thousand to $347 thousand. The stock,which was part of the purchase price of the White Top and Blackwater acquisitions, was pledged by the sellers of these companies as collateral for the notes. These notes are part of a pending lawsuit the Company currently has against those sellers (See Note 10 - Commitments and Contingencies). The Company will not recognize the reduction in principal on these notes as a result of the sale of this stock until the lawsuit is settled.
[4]	Includes notes classified as liabilities associated with assets held for sale of which $128 thousand is current and $54 thousand is long term